Schedule of deposits, prepaid expenses and other assets (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Advances to suppliers	$ 109,975	$ 141,417	$ 448,384
Deposits	17,082	21,966	66,921
Deposits	15,014	19,305	23,026
Prepaid expenses	439,131	564,679	632,127
Other receivables	2,912	3,745	642,181
Deposits prepaid expenses and other current assets	584,114	751,112	1,812,639
Prepaid expenses			408,020
Prepaid expenses
Deposits prepaid expenses and other assets	$ 584,114	$ 751,112	$ 2,220,659